Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Assets, Current
Cash and equivalents	$ 146	$ 30,299
Accounts receivable	10,000
Assets	10,146	30,299
Liabilities, Current
Accounts payable	191,511	133,865
Liabilities	191,511	133,865
Stockholders' (deficit)
Common Stock, Value, Issued	22,700	18,000
Additional Paid in Capital, Common Stock	567,300	102,000
(Deficit) accumulated during the development stage	(301,365)	(223,566)
Receivable from Shareholders or Affiliates for Issuance of Capital Stock	470,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(181,365)	(103,566)
Total liabilities and stockholders' (deficit)	10,146	30,299
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Common Stock, Shares Authorized	70,000,000	70,000,000
Common Stock, Shares Issued	22,700,000	18,000,000
Common Stock, Shares Outstanding	22,700,000	18,000,000
Common Stock, Value, Outstanding	$ 22,700	$ 18,000